Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005565 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000005565 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005565 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000005565 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000190631 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000190631 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190631 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000190631 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219345 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219345 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219345 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000219345 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%